CAPITAL STOCK - Disclosure of detailed information about summary of warrants outstanding (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Share purchase warrants
Outstanding, beginning of period | Share	3,500,005	0
Issued | Share		3,500,005
Outstanding, end of period | Share	3,500,005	3,500,005
Weighted average exercise price
Weighted average exercise price, beginning of period | $ / shares	$ 1.02	$ 0
Weighted average exercise price, Issued | $ / shares		1.03
Weighted average exercise price, end of period | $ / shares	$ 0.96	$ 1.02